Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

January 31, 2018

Dates Covered
Collections Period	01/01/18 - 01/31/18
Interest Accrual Period	01/16/18 - 02/14/18
30/360 Days	30
Actual/360 Days	30
Distribution Date	02/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/17	412,658,133.40	23,996
Yield Supplement Overcollateralization Amount 12/31/17	14,062,343.47	0
Receivables Balance 12/31/17	426,720,476.87	23,996
Principal Payments	17,929,610.17	483
Defaulted Receivables	1,252,638.95	57
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/18	13,182,719.66	0
Pool Balance at 01/31/18	394,355,508.09	23,456

Pool Statistics	$ Amount	# of Accounts
Pool Factor	44.37%
Prepayment ABS Speed	1.58%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	8,752,395.78	425
Past Due 61-90 days	2,795,689.65	144
Past Due 91-120 days	494,873.20	29
Past Due 121+ days	0.00	0
Total	12,042,958.63	598

Total 31+ Delinquent as % Ending Pool Balance	3.05%
Total 61+ Delinquent as % Ending Pool Balance	0.83%
Delinquency Trigger Occurred	NO

Recoveries	768,654.80
Aggregate Net Losses/(Gains) - January 2018	483,984.15
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.36%
Prior Net Losses Ratio	2.20%
Second Prior Net Losses Ratio	1.68%
Third Prior Net Losses Ratio	1.48%
Four Month Average	1.68%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.74%

Overcollateralization Target Amount	17,745,997.86
Actual Overcollateralization	17,745,997.86
Weighted Average APR	3.88%
Weighted Average APR, Yield Adjusted	5.76%
Weighted Average Remaining Term	45.34

Flow of Funds	$ Amount

Collections	20,158,096.71
Investment Earnings on Cash Accounts	25,541.25
Servicing Fee	(355,600.40)
Transfer to Collection Account	0.00
Available Funds	19,828,037.56

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	551,184.37
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	17,479,007.17
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	1,797,846.02
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	19,828,037.56

Servicing Fee	355,600.40
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 01/16/18	394,088,517.40
Principal Paid	17,479,007.17
Note Balance @ 02/15/18	376,609,510.23

Class A-1
Note Balance @ 01/16/18	0.00
Principal Paid	0.00
Note Balance @ 02/15/18	0.00
Note Factor @ 02/15/18	0.0000000%

Class A-2
Note Balance @ 01/16/18	39,258,517.40
Principal Paid	17,479,007.17
Note Balance @ 02/15/18	21,779,510.23
Note Factor @ 02/15/18	6.1873609%

Class A-3
Note Balance @ 01/16/18	262,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/18	262,000,000.00
Note Factor @ 02/15/18	100.0000000%

Class A-4
Note Balance @ 01/16/18	74,800,000.00
Principal Paid	0.00
Note Balance @ 02/15/18	74,800,000.00
Note Factor @ 02/15/18	100.0000000%

Class B
Note Balance @ 01/16/18	18,030,000.00
Principal Paid	0.00
Note Balance @ 02/15/18	18,030,000.00
Note Factor @ 02/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	551,184.37
Total Principal Paid	17,479,007.17
Total Paid	18,030,191.54

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	43,184.37
Principal Paid	17,479,007.17
Total Paid to A-2 Holders	17,522,191.54

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6417852
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.3521153
Total Distribution Amount	20.9939005

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1226829
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	49.6562704
Total A-2 Distribution Amount	49.7789533

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 01/16/18	7,946,877.21
Investment Earnings	7,965.66
Investment Earnings Paid	(7,965.66)
Deposit/(Withdrawal)	1,797,846.02
Balance as of 02/15/18	9,744,723.23
Change	1,797,846.02

Total Reserve Amount	9,744,723.23